Trade and other payables (Tables)	6 Months Ended
Dec. 31, 2025
Trade And Other Payables
Schedule of trade and other payables

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Trade payables
- third parties	1,142,065	1,468,582	2,056,665
Accruals	1,163,541	1,496,198	1,439,072
GST payables	167,671	215,607	279,638
Other payables
- third parties	384,498	494,426	2,799,410
	2,857,775	3,674,813	6,574,785